Note 2 - Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
2.     EARNINGS PER SHARE

There are no convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income will be used as the numerator. The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation for year-ended December 31.

	2012	2011	2010

Weighted average common shares outstanding	2,101,490	1,872,582	1,764,743

Average treasury stock shares	(189,530)	(189,530)	(189,530)

Weighted average common shares and common stock equivalents used to calculate basic earnings per share	1,911,960	1,683,052	1,575,213

Additional common stock equivalents used to calculate diluted earnings per share	4,972	-	608

Weighted average common shares and common stock equivalents used to calculate diluted earnings per share	1,916,932	1,683,052	1,575,821

Options to purchase 79,693 shares of common stock at prices ranging from $17.55 to $40.24 were outstanding during the year ended December 31, 2012.  Of those options, 8,875 were considered dilutive based on the average market price exceeding the strike price for the year ended December 31, 2012.  In accordance with the subscription agreement entered into by an institutional investor, there was also an additional 12,419 shares, at $16 per share, considered dilutive for the year ended December 31, 2012.  The remaining options had no dilutive effect on the earnings per share.

Options to purchase 88,774 shares of common stock at prices ranging from $17.55 to $40.24 were outstanding during the year ended December 31, 2011, but were not included in the computation of diluted earnings per share as they were anti-dilutive due to the strike price being greater than the average market price as of December 31, 2011.

Options to purchase 89,077 shares of common stock at prices ranging from $22.33 to $40.24 were outstanding during the year ended December 31, 2010.  Of those options, 9,561 were considered dilutive based on the average market price exceeding the strike price for the year ended December 31, 2010.